Earnings (Loss) Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Conversion Warrants [Member]
Earnings (Loss) Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		7,241,500
Public Warrants [Member]
Earnings (Loss) Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,900,000	6,900,000
Private Warrants [Member]
Earnings (Loss) Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	341,500	341,500